UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Disciplined Equity Fund

Investor Class (PRCNX)

This annual shareholder report contains important information about International Disciplined Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - Investor Class	$99	0.91%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Health care contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection and an underweight to the sector, which lagged the benchmark with a negative return. An underweight position in Danish drugmaker Novo Nordisk, whose shares slumped over the period, added value. The industrials and business services sector was the next-largest contributor to relative returns owing to positive stock selection. French aerospace and defense contractor Thales was a key contributor.

  Consumer staples stocks detracted significantly from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark return. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a significant detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund relies on a style-agnostic, opportunistically contrarian approach and seeks to add value by investing in quality businesses that appear to have low expectations and inflecting fundamentals. Bottom-up stock selection based on in-depth company research, combined with a top-down awareness of sector and regional exposures, drives the fund’s allocations. Consumer staples was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,351	9,009
2016	10,114	9,693
2016	10,245	9,753
2016	10,267	9,677
2017	10,558	10,093
2017	11,378	10,787
2017	12,110	11,485
2017	12,288	11,945
2018	12,937	12,880
2018	12,320	12,352
2018	12,425	12,221
2018	11,423	11,127
2019	11,700	11,268
2019	12,306	11,955
2019	12,161	11,903
2019	13,009	12,355
2020	13,278	12,631
2020	11,151	10,599
2020	12,221	11,704
2020	11,743	11,507
2021	13,902	13,761
2021	14,820	14,826
2021	15,259	15,251
2021	15,156	15,441
2022	14,724	14,728
2022	13,495	13,619
2022	13,317	13,068
2022	11,880	11,889
2023	14,446	14,311
2023	15,105	14,765
2023	15,381	15,262
2023	13,602	13,602
2024	15,309	15,744
2024	15,816	16,135
2024	16,513	16,974
2024	16,497	16,725
2025	16,496	17,106
2025	17,569	18,163
2025	18,263	19,140
2025	19,534	20,578

202501-4140694, 202512-4880865

F106-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Disciplined Equity Fund (Investor Class)	18.41%	10.71%	6.92%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$454,409
  Number of Portfolio Holdings85
  Investment Advisory Fees Paid (000s)$2,580
  Portfolio Turnover Rate96.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Industrials & Business Services	13.9
Consumer Staples	11.9
Health Care	10.5
Consumer Discretionary	8.5
Information Technology	8.1
Materials	7.3
Communication Services	3.8
Energy	2.9
Other	11.9

Top Ten Holdings (as a % of Net Assets)

iShares MSCI EAFE ETF	2.0%
Investor	1.8
Sanofi	1.7
Industrivarden	1.7
Siemens	1.7
Cellnex Telecom	1.7
L E Lundbergforetagen	1.6
Nestle	1.6
Mitsubishi UFJ Financial Group	1.5
LVMH Moet Hennessy Louis Vuitton	1.5

How has the fund changed?

This is a summary of certain material changes to International Disciplined Equity Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis, and into the T. Rowe Price Overseas Stock Fund. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Disciplined Equity Fund

Investor Class (PRCNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Disciplined Equity Fund

Advisor Class (PRNCX)

This annual shareholder report contains important information about International Disciplined Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - Advisor Class	$110	1.01%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Health care contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection and an underweight to the sector, which lagged the benchmark with a negative return. An underweight position in Danish drugmaker Novo Nordisk, whose shares slumped over the period, added value. The industrials and business services sector was the next-largest contributor to relative returns owing to positive stock selection. French aerospace and defense contractor Thales was a key contributor.

  Consumer staples stocks detracted significantly from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark return. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a significant detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund relies on a style-agnostic, opportunistically contrarian approach and seeks to add value by investing in quality businesses that appear to have low expectations and inflecting fundamentals. Bottom-up stock selection based on in-depth company research, combined with a top-down awareness of sector and regional exposures, drives the fund’s allocations. Consumer staples was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,352	9,009
2016	10,114	9,693
2016	10,244	9,753
2016	10,266	9,677
2017	10,546	10,093
2017	11,367	10,787
2017	12,099	11,485
2017	12,265	11,945
2018	12,925	12,880
2018	12,297	12,352
2018	12,390	12,221
2018	11,391	11,127
2019	11,658	11,268
2019	12,265	11,955
2019	12,119	11,903
2019	12,956	12,355
2020	13,226	12,631
2020	11,108	10,599
2020	12,167	11,704
2020	11,688	11,507
2021	13,826	13,761
2021	14,745	14,826
2021	15,173	15,251
2021	15,056	15,441
2022	14,622	14,728
2022	13,405	13,619
2022	13,212	13,068
2022	11,801	11,889
2023	14,336	14,311
2023	14,981	14,765
2023	15,257	15,262
2023	13,492	13,602
2024	15,188	15,744
2024	15,679	16,135
2024	16,376	16,974
2024	16,344	16,725
2025	16,342	17,106
2025	17,399	18,163
2025	18,075	19,140
2025	19,330	20,578

202501-4140694, 202512-4880865

F206-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Disciplined Equity Fund (Advisor Class)	18.27%	10.59%	6.81%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$454,409
  Number of Portfolio Holdings85
  Investment Advisory Fees Paid (000s)$2,580
  Portfolio Turnover Rate96.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Industrials & Business Services	13.9
Consumer Staples	11.9
Health Care	10.5
Consumer Discretionary	8.5
Information Technology	8.1
Materials	7.3
Communication Services	3.8
Energy	2.9
Other	11.9

Top Ten Holdings (as a % of Net Assets)

iShares MSCI EAFE ETF	2.0%
Investor	1.8
Sanofi	1.7
Industrivarden	1.7
Siemens	1.7
Cellnex Telecom	1.7
L E Lundbergforetagen	1.6
Nestle	1.6
Mitsubishi UFJ Financial Group	1.5
LVMH Moet Hennessy Louis Vuitton	1.5

How has the fund changed?

This is a summary of certain material changes to International Disciplined Equity Fund. Effective 4/17/26, the fund will be reorganized on a tax-free basis, and into the T. Rowe Price Overseas Stock Fund. Liquidation and termination of the International Disciplined Equity Fund Advisor Class have been approved for 4/4/26. The fund’s 1/1/26 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Disciplined Equity Fund

Advisor Class (PRNCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Disciplined Equity Fund

I Class (RICIX)

This annual shareholder report contains important information about International Disciplined Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Disciplined Equity Fund - I Class	$75	0.69%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Health care contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection and an underweight to the sector, which lagged the benchmark with a negative return. An underweight position in Danish drugmaker Novo Nordisk, whose shares slumped over the period, added value. The industrials and business services sector was the next-largest contributor to relative returns owing to positive stock selection. French aerospace and defense contractor Thales was a key contributor.

  Consumer staples stocks detracted significantly from relative performance due to adverse stock selection and an overweight to the sector, which lagged the benchmark return. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a significant detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund relies on a style-agnostic, opportunistically contrarian approach and seeks to add value by investing in quality businesses that appear to have low expectations and inflecting fundamentals. Bottom-up stock selection based on in-depth company research, combined with a top-down awareness of sector and regional exposures, drives the fund’s allocations. Consumer staples was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark
3/6/17	500,000	500,000
4/30/17	532,710	525,225
7/31/17	567,497	559,219
10/31/17	575,805	581,616
1/31/18	607,293	627,103
4/30/18	578,374	601,431
7/31/18	583,285	595,025
10/31/18	536,360	541,750
1/31/19	549,588	548,635
4/30/19	578,183	582,086
7/31/19	571,892	579,552
10/31/19	612,496	601,580
1/31/20	625,796	615,013
4/30/20	525,360	516,069
7/31/20	576,469	569,858
10/31/20	553,886	560,285
1/31/21	655,860	670,011
4/30/21	699,828	721,877
7/31/21	720,591	742,578
10/31/21	716,316	751,793
1/31/22	695,950	717,093
4/30/22	638,364	663,076
7/31/22	629,937	636,261
10/31/22	563,221	578,889
1/31/23	684,926	696,809
4/30/23	716,292	718,918
7/31/23	729,421	743,119
10/31/23	645,538	662,254
1/31/24	727,200	766,560
4/30/24	752,094	785,618
7/31/24	785,286	826,428
10/31/24	784,531	814,348
1/31/25	785,271	832,898
4/30/25	836,777	884,360
7/31/25	869,266	931,931
10/31/25	931,073	1,001,907

202501-4140694, 202512-4880865

F1069-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
International Disciplined Equity Fund (I Class)	18.68%	10.95%	7.45%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	8.36

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$454,409
  Number of Portfolio Holdings85
  Investment Advisory Fees Paid (000s)$2,580
  Portfolio Turnover Rate96.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.2%
Industrials & Business Services	13.9
Consumer Staples	11.9
Health Care	10.5
Consumer Discretionary	8.5
Information Technology	8.1
Materials	7.3
Communication Services	3.8
Energy	2.9
Other	11.9

Top Ten Holdings (as a % of Net Assets)

iShares MSCI EAFE ETF	2.0%
Investor	1.8
Sanofi	1.7
Industrivarden	1.7
Siemens	1.7
Cellnex Telecom	1.7
L E Lundbergforetagen	1.6
Nestle	1.6
Mitsubishi UFJ Financial Group	1.5
LVMH Moet Hennessy Louis Vuitton	1.5

How has the fund changed?

This is a summary of certain material changes to International Disciplined Equity Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis, and into the T. Rowe Price Overseas Stock Fund. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Disciplined Equity Fund

I Class (RICIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$34,500
Audit-Related Fees	-	-
Tax Fees	2,250	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCNX International Disciplined
Equity Fund
PRNCX International Disciplined
Equity Fund–
.
Advisor Class
RICIX International Disciplined
Equity Fund–
.
I Class

T. ROWE PRICE International Disciplined Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 10.42 $ 8.87 $ 8.02 $ 11.73 $ 9.33
Investment activities
Net investment income
(1)(2)
0.23 0.25 0.19 0.16 0.14
Net realized and unrealized
gain/loss 1.59 1.61 0.96 (2.43) 2.55
Total from investment
activities 1.82 1.86 1.15 (2.27) 2.69
Distributions
Net investment income (0.23) (0.24) (0.01) (0 .13) (0.16)
Net realized gain (0.18) (0.07) (0.29) (1.31) (0.13)
Total distributions (0.41) (0.31) (0.30) (1.44) (0.29)
NET ASSET VALUE
End of period $ 11.83 $ 10.42 $ 8.87 $ 8.02 $ 11.73
Ratios/Supplemental Data
Total return
(2)(3)
18.41% 21.28% 14.50% (21.61)% 29.07%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.96% 0.94% 0.95% 0.97% 0.90%
Net expenses after waivers/
payments by Price Associates 0.91% 0.90% 0.90% 0.90% 0.90%
Net investment income 2.09% 2.44% 2.00% 1.65% 1.27%
Portfolio turnover rate 96.3% 107.5% 98.6% 69.4% 74.7%
Net assets, end of period (in
thousands) $66,180 $63,480 $67,690 $53,569 $99,951
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Disciplined Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 10.32 $ 8.79 $ 7.95 $ 11.63 $ 9.27
Investment activities
Net investment income
(1)(2)
0.23 0.25 0.17 0.14 0.12
Net realized and unrealized
gain/loss 1.56 1.58 0.96 (2.39) 2.53
Total from investment
activities 1.79 1.83 1.13 (2.25) 2.65
Distributions
Net investment income (0.22) (0.23) — (0.12) (0.16)
Net realized gain (0.18) (0.07) (0.29) (1.31) (0.13)
Total distributions (0.40) (0.30) (0.29) (1.43) (0.29)
NET ASSET VALUE
End of period $ 11.71 $ 10.32 $ 8.79 $ 7.95 $ 11.63
Ratios/Supplemental Data
Total return
(2)(3)
18.27% 21.14% 14.32% (21.62)% 28.82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.23% 1.21% 1.19% 1.20% 1.14%
Net expenses after
waivers/payments by Price
Associates 1.01% 1.00% 1.00% 1.00% 1.00%
Net investment income 2.14% 2.51% 1.86% 1.50% 1.10%
Portfolio turnover rate 96.3% 107.5% 98.6% 69.4% 74.7%
Net assets, end of period (in
thousands) $3,050 $3,368 $3,728 $2,632 $4,061
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Disciplined Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 10.40 $ 8.85 $ 8.02 $ 11.73 $ 9.32
Investment activities
Net investment income
(1)(2)
0.25 0.26 0.21 0.17 0.16
Net realized and unrealized
gain/loss 1.58 1.61 0.95 (2.41) 2.55
Total from investment
activities 1.83 1.87 1.16 (2.24) 2.71
Distributions
Net investment income (0.30) (0.25) (0.04) (0.16) (0.17)
Net realized gain (0.18) (0.07) (0.29) (1.31) (0.13)
Total distributions (0.48) (0.32) (0.33) (1.47) (0.30)
NET ASSET VALUE
End of period $ 11.75 $ 10.40 $ 8.85 $ 8.02 $ 11.73
Ratios/Supplemental Data
Total return
(2)(3)
18.68% 21.53% 14.62% (21.37)% 29.33%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.78% 0.76% 0.78% 0.76% 0.71%
Net expenses after
waivers/payments by Price
Associates 0.69% 0.68% 0.69% 0.69% 0.68%
Net investment income 2 .32% 2.52% 2.28% 1.82% 1.42%
Portfolio turnover rate 96.3% 107.5% 98.6% 69.4% 74.7%
Net assets, end of period (in
thousands) $385,179 $443,284 $226,775 $176,359 $405,690
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Disciplined Equity Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.9%
Common Stocks 0.9%
BHP Group (GBP)  146,115 4,160
Total Australia (Cost $3,033) 4,160
BELGIUM 1.4%
Common Stocks 1.4%
Groupe Bruxelles Lambert  71,758 6,307
Total Belgium (Cost $5,587) 6,307
CANADA 1.6%
Common Stocks 1.6%
Brookfield  77,000 3,546
Teck Resources, Class B  89,300 3,831
Total Canada (Cost $6,504) 7,377
CHINA 0.8%
Common Stocks 0.8%
Alibaba Group Holding (HKD)  170,400 3,626
Total China (Cost $2,294) 3,626
DENMARK 1.4%
Common Stocks 1.4%
Novo Nordisk, Class B  125,506 6,179
Total Denmark (Cost $7,126) 6,179
FINLAND 2.1%
Common Stocks 2.1%
Metso  249,971 4,099
Sampo, Class A  507,952 5,662
Total Finland (Cost $7,141) 9,761

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 11.7%
Common Stocks 11.7%
Airbus  21,824 5,381
AXA  134,137 5,820
Euronext  27,062 3,868
LVMH Moet Hennessy Louis Vuitton  9,749 6,891
Sanofi  77,635 7,854
Schneider Electric  16,007 4,561
Societe Generale  93,652 5,939
Thales  12,395 3,534
TotalEnergies  80,020 4,996
Wendel  45,239 4,246
Total France (Cost $40,040) 53,090
GERMANY 10.1%
Common Stocks 7.7%
adidas  29,655 5,607
Beiersdorf  49,544 5,252
Infineon Technologies  106,689 4,235
Puma  95,756 2,036
Siemens  26,578 7,532
Symrise  72,912 6,030
Traton (1) 135,812 4,363
35,055
Preferred Stocks 2.4%
Henkel  81,481 6,601
Volkswagen  42,293 4,404
11,005
Total Germany (Cost $42,026) 46,060
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  185,400 1,804
Total Hong Kong (Cost $1,143) 1,804

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.3%
Common Stocks 1.3%
Generali  151,126 5,818
Total Italy (Cost $5,439) 5,818
JAPAN 21.5%
Common Stocks 21.5%
Hamamatsu Photonics  243,300 2,723
Hoya  20,700 3,362
Mitsubishi Electric  199,700 5,670
Mitsubishi Estate  155,100 3,287
Mitsubishi UFJ Financial Group  462,000 6,979
Nabtesco  163,000 4,083
NIDEC  283,700 3,452
Nippon Sanso Holdings  106,200 3,527
Nissan Chemical (1) 110,700 3,740
NTT  4,332,900 4,460
Olympus  446,000 5,489
Omron  247,100 6,890
Renesas Electronics  448,100 5,534
Seven & i Holdings  341,700 4,346
Shimadzu  217,500 5,848
Shimano  59,200 6,202
Sony Group  127,700 3,556
Suntory Beverage & Food  221,500 6,705
Tokyo Electron  23,500 5,181
Unicharm  1,046,000 6,472
Total Japan (Cost $89,084) 97,506
NETHERLANDS 6.8%
Common Stocks 6.8%
ASML Holding  6,306 6,667
EXOR  76,183 6,602
Heineken  77,325 5,987
ING Groep  211,850 5,290
Koninklijke Philips  231,195 6,334
Total Netherlands (Cost $19,605) 30,880

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.3%
Common Stocks 1.3%
Ayala  770,550 6,124
Total Philippines (Cost $7,750) 6,124
SINGAPORE 0.4%
Common Stocks 0.4%
Singapore Telecommunications  541,300 1,767
Total Singapore (Cost $1,221) 1,767
SPAIN 4.4%
Common Stocks 4.4%
Amadeus IT Group  81,597 6,237
Cellnex Telecom  240,782 7,496
Redeia  348,949 6,282
Total Spain (Cost $18,810) 20,015
SWEDEN 6.2%
Common Stocks 6.2%
Alfa Laval  105,052 4,993
Industrivarden, Class C  182,617 7,575
Investor, Class B (1) 242,347 7,980
L E Lundbergforetagen, Class B  139,379 7,460
Total Sweden (Cost $17,039) 28,008
SWITZERLAND 6.7%
Common Stocks 6.7%
Amcor, CDI (AUD) (1) 835,432 6,639
Nestle  74,809 7,148
Novartis  41,015 5,076
Roche Holding  18,948 6,138
SGS  50,218 5,663
Total Switzerland (Cost $26,062) 30,664

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 13.5%
Common Stocks 13.5%
Aviva  637,723 5,605
BP  551,521 3,231
BT Group  1,418,374 3,462
Diageo  92,934 2,138
GSK  201,033 4,707
Mondi  506,670 5,663
National Grid  313,822 4,705
Reckitt Benckiser Group  43,218 3,306
Segro  648,030 5,946
Shell  132,250 4,958
Smith & Nephew  181,670 3,355
Smiths Group  89,777 2,973
Standard Chartered  284,541 5,841
Unilever (EUR)  93,766 5,678
Total United Kingdom (Cost $49,539) 61,568
UNITED STATES 2.0%
Exchange-Traded Funds 2.0%
iShares MSCI EAFE ETF (1) 94,600 8,939
Total United States (Cost $8,732) 8,939
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 4.12% (2)(3) 20,035,129 20,035
Total Short-Term Investments (Cost $20,035) 20,035

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 4.12% (2)(3) 18,943,422 18,943
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 18,943
Total Securities Lending Collateral (Cost $18,943) 18,943
Total Investments in Securities
103.1% of Net Assets
(Cost $397,153) $ 468,631
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2025.
(2) Seven-day yield
(3) Affiliated Companies
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 820 ++
Totals $ — # $ — $ 820 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 31,438 ¤ ¤ $ 38,978
Total $ 38,978 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $820 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,978.

T. ROWE PRICE International Disciplined Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $397,153) $ 468,631
Receivable for investment securities sold 860
Receivable for shares sold 708
Dividends receivable 631
Foreign currency (cost $57) 57
Due from affiliates 23
Other assets 4,413
Total assets 475,323
Liabilities
Obligation to return securities lending collateral 18,943
Payable for investment securities purchased 1,358
Payable for shares redeemed 253
Investment management fees payable 249
Other liabilities 111
Total liabilities 20,914
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 454,409

T. ROWE PRICE International Disciplined Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 112,624
Paid-in capital applicable to 38,636,171 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 341,785
NET ASSETS $ 454,409
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $66,180; Shares outstanding: 5,594,024) $ 11.83
Advisor Class
(Net assets: $3,050; Shares outstanding: 260,487) $ 11.71
I Class
(Net assets: $385,179; Shares outstanding: 32,781,660) $ 11.75

T. ROWE PRICE International Disciplined Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $107) $ 13,133
Other, non cash 809
Securities lending 85
Total income 14,027
Expenses
Investment management 2,951
Shareholder servicing
Investor Class $ 108
Advisor Class 6
I Class 20 134
Rule 12b-1 fees
Advisor Class 8
Prospectus and shareholder reports
Investor Class 13
Advisor Class 1
I Class 17 31
Custody and accounting 298
Legal and audit 208
Registration 72
Directors 1
Miscellaneous 39
Waived / paid by Price Associates (371)
Total expenses 3,371
Net investment income 10,656

T. ROWE PRICE International Disciplined Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 54,071
Foreign currency transactions 33
Net realized gain 54,104
Change in net unrealized gain / loss
Securities 13,670
Other assets and liabilities denominated in foreign currencies 264
Change in net unrealized gain / loss 13,934
Net realized and unrealized gain / loss 68,038
INCREASE IN NET ASSETS FROM OPERATIONS $ 78,694

T. ROWE PRICE International Disciplined Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,656 $ 8,988
Net realized gain 54,104 21,172
Change in net unrealized gain / loss 13,934 27,467
Increase in net assets from operations 78,694 57,627
Distributions to shareholders
Net earnings
Investor Class (2,272) (2,333)
Advisor Class (133) (129)
I Class (18,919) (8,296)
Decrease in net assets from distributions (21,324) (10,758)
Capital share transactions
*
Shares sold
Investor Class 20,498 13,720
Advisor Class 152 805
I Class 64,473 57,492
Shares issued in connection with fund acquisition
I Class – 184,977
Distributions reinvested
Investor Class 2,247 2,313
Advisor Class 133 129
I Class 16,298 8,006
Shares redeemed
Investor Class (28,049) (31,521)
Advisor Class (1,040) (1,951)
I Class (187,805) (68,900)
Increase (decrease) in net assets from capital
share transactions (113,093) 165,070

T. ROWE PRICE International Disciplined Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase (decrease) during period (55,723) 211,939
Beginning of period 510,132 298,193
End of period $ 454,409 $ 510,132
*Share information (000s)
Shares sold
Investor Class 1,915 1,362
Advisor Class 15 83
I Class 6,113 5,701
Shares issued in connection with fund acquisition
I Class – 17,304
Distributions reinvested
Investor Class 231 241
Advisor Class 14 13
I Class 1,687 835
Shares redeemed
Investor Class (2,643) (3,142)
Advisor Class (95) (194)
I Class (17,627) (6,842)
Increase (decrease) in shares outstanding (10,390) 15,361

T. ROWE PRICE International Disciplined Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Disciplined Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-
term growth of capital through investments in stocks of non-U.S. companies.
The fund has three classes of shares: the International Disciplined Equity
Fund (Investor Class), the International Disciplined Equity Fund–Advisor Class
(Advisor Class) and the International Disciplined Equity Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE International Disciplined Equity Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE International Disciplined Equity Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Disciplined Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE International Disciplined Equity Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 409,709 $ — $ 409,709
Exchange-Traded Funds 8,939 — — 8,939
Preferred Stocks — 11,005 — 11,005
Short-Term Investments 20,035 — — 20,035
Securities Lending Collateral 18,943 — — 18,943
Total $ 47,917 $ 420,714 $ — $ 468,631

T. ROWE PRICE International Disciplined Equity Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $18,010,000; the value of cash collateral and related investments was $18,943,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $425,129,000 and
$556,402,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE International Disciplined Equity Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 21,324 $ 10,758
($000s)
Cost of investments $ 410,328
Unrealized appreciation $ 93,751
Unrealized depreciation (35,151)
Net unrealized appreciation (depreciation) $ 58,600
($000s)
Undistributed ordinary income $ 31,246
Undistributed long-term capital gain 22,778
Net unrealized appreciation (depreciation) 58,600
Total distributable earnings (loss) $ 112,624

T. ROWE PRICE International Disciplined Equity Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended October 31, 2025, the fund utilized
$1,205,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - ACQUISITION
On September 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Institutional International Disciplined Equity Fund (the
acquired fund), pursuant to the Agreement and Plan of Reorganization dated
February 5, 2024. The acquired fund had identical investment objectives, investment strategies and policies, and substantially similar holdings as the fund. The acquired fund was available only to institutional investors and required an initial investment of $1,000,000 while the fund’s I Class requires an investment minimum of $500,000. In addition, the fund’s I Class offered a lower net expense ratio than that of the acquired fund. The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition

T. ROWE PRICE International Disciplined Equity Fund

was accomplished by a tax-free exchange of 17,303,782 shares of the fund’s
I Class with a value of $184,977,000 for all 14,385,727 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day,
September 13, 2024. The net assets of the acquired fund at that date included
$31,721,000 of unrealized appreciation. Assets of the acquired fund, including securities of $183,769,000, receivables and other assets of $1,208,000, were combined with those of the fund, resulting in aggregate net assets of
$532,238,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended
October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), were as follows:
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets
($000s)
Net investment income $ 13,648
Net realized gain (loss) 34,156
Change in net unrealized gain/loss 53,367
Increase (decrease) in net assets from operations $ 101,171

T. ROWE PRICE International Disciplined Equity Fund

in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at

T. ROWE PRICE International Disciplined Equity Fund

the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $844,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2025, expenses incurred pursuant to these service agreements were $128,000 for Price Associates; $51,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.90% 1.00% 0.05%
Expense limitation date 12/31/26 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $(32) $(7) $(332)

T. ROWE PRICE International Disciplined Equity Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE International Disciplined Equity Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2025, the fund incurred $3,000 in interest expense related to outstanding borrowings on two days in the average amount of $8,200,000 and at an average annual rate of
6.21%. At October 31, 2025, there were no borrowings outstanding.
NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Disciplined Equity Fund

NOTE 11 - SUBSEQUENT EVENT
On December 9, 2025, the Board approved the reorganization of the fund into the T. Rowe Price Overseas Stock Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for corresponding shares of the Acquiring
Fund. Shareholders of the fund’s Investor Class and Advisor Class will automatically receive shares of the Acquiring fund’s Investor Class and shareholders of the fund’s I Class will automatically receive shares of the
Acquiring fund’s I Class. The reorganization is anticipated to close on or about
April 17, 2026. After the reorganization, the fund will be formally terminated.

T. ROWE PRICE International Disciplined Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Disciplined Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Disciplined
Equity Fund (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31,
2025, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Disciplined Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Disciplined Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$3,586,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $10,452,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F106-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025